Related Party Disclosures (Details) - EUR (€)		12 Months Ended
	Dec. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Proceeds from borrowings		€ 53,577,777	€ 59,368,855	€ 57,975,438
Kloepfel Corporate Finance GmbH
Disclosure of transactions between related parties [line items]
Percentage of gross proceeds		0.95%
Integrated Micro‑Electronics, Inc.
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests held		50.32%
Proceeds from borrowings	€ 2,000,000
Interest rate			1.93%
Jürgen Eichner
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests held			76.00%	24.00%
Dr. Heiko Frank, Chairman
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests held		49.99%